Allowances for Credit Losses Changes in the Book Value of Loans at Amortized Cost(Details) - Loans measured at amortized cost - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
12-month expected credit losses
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost Line Items [Line Items]
Beginning	₩ 316,377,009	₩ 293,296,370
Changes In The Book Value Of Loans At Amortized Cost Abstract [Abstract]
Transfer to 12-month expected credit losses	26,751,021	54,530,173
Transfer to lifetime expected credit losses (non-impaired)	(33,475,491)	(57,514,696)
Transfer to lifetime expected credit losses (impaired)	(596,861)	(564,375)
Write-offs	0	(2)
Sales	(4,324,146)	(889,880)
Business combination	7,029,580
Net increase(decrease) (Execution, repayment and others)	36,757,668	27,519,419
Ending	348,518,780	316,377,009
Non-impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost Line Items [Line Items]
Beginning	23,814,108	26,417,165
Changes In The Book Value Of Loans At Amortized Cost Abstract [Abstract]
Transfer to 12-month expected credit losses	(26,629,210)	(54,412,664)
Transfer to lifetime expected credit losses (non-impaired)	34,603,648	58,078,679
Transfer to lifetime expected credit losses (impaired)	(2,287,196)	(1,792,641)
Write-offs	(6)	26
Sales	(20,907)	(18,163)
Business combination	570,710
Net increase(decrease) (Execution, repayment and others)	(1,546,945)	(4,458,294)
Ending	28,504,202	23,814,108
Impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost Line Items [Line Items]
Beginning	1,900,958	2,097,749
Changes In The Book Value Of Loans At Amortized Cost Abstract [Abstract]
Transfer to 12-month expected credit losses	(121,811)	(117,509)
Transfer to lifetime expected credit losses (non-impaired)	(1,128,157)	(563,983)
Transfer to lifetime expected credit losses (impaired)	2,884,057	2,357,016
Write-offs	(1,284,592)	(1,188,608)
Sales	(200,182)	(188,080)
Business combination	1,711,823
Net increase(decrease) (Execution, repayment and others)	(334,731)	(495,627)
Ending	₩ 3,427,365	₩ 1,900,958